S000083815 [Member] Average Annual Total Returns	12 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	18.12%
Cboe S&P 500 Enhanced 1% OTM BuyWrite Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.84%	13.60%
iShares S&P 500 BuyWrite ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.61%	13.33%
Performance Inception Date		Mar. 14, 2024
iShares S&P 500 BuyWrite ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.79%	6.17%
iShares S&P 500 BuyWrite ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.69%	7.13%